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                            MFG INFRASTRUCTURE FUND
                       Institutional Class Shares: MGESX
                          Service Class Shares: MGKSX
                             Class Y Shares: MGYSX

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                               SUMMARY PROSPECTUS
                                  May 19, 2017
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                      The Advisors' Inner Circle Fund III





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Before you invest, you may want to review the Funds complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at
http://www.mfgam.com.au/investment-strategies/magellan-select-infrastructure/mutual-fund/.
You can also get this information at no cost by calling (844) 758-3753, by sending an e-mail request to MFGFunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated May 19, 2017, as they may be amended from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
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MFG Infrastructure Fund

INVESTMENT OBJECTIVE
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The MFG Infrastructure Fund (the "Infrastructure Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES
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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

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Redemption Fee (as a percentage of amount redeemed, if
 shares redeemed have been held for 30 days or less)                       2.00%
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)


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
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                                                   Institutional Class            Service Class           Class Y
                                                         Shares                      Shares               Shares
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Management Fees                                                  0.80%                    0.80%              0.80%
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Distribution and/or Service (12b-1) Fees                          None                     None              0.25%
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Other Expenses                                                   0.80%                    0.95%              0.95%
                                                                 -----                    -----              -----
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     Shareholder Servicing Fees                    None                          0.15%                 0.15%
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     Other Operating Expenses(1)                   0.80%                         0.80%                 0.80%
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Total Annual Fund Operating Expenses                             1.60%                    1.75%              2.00%
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Less Fee Reductions   and/or Expense                            (0.80)%                  (0.80)%            (0.80)%
  Reimbursements(2)                                             -------                  -------            -------
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Total Annual Fund Operating Expenses                             0.80%                    0.95%              1.20%
  After Fee Reductions and/or Expense
  Reimbursements
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(1)  Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of the Fund until January 31, 2019 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.


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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                       1 YEAR           3 YEARS
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Institutional Class Shares               $82              $343
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Service Class Shares                     $97              $390
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Class Y Shares                          $122              $468
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the infrastructure industry. This policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, companies in the infrastructure industry are companies that derive a majority of their earnings from infrastructure assets. Examples of infrastructure assets include
(a) regulated energy utilities; (b) regulated water utilities; (c) toll roads;
(d) energy infrastructure; (e) airports; (f) ports; (g) communications infrastructure; (h) rail and (i) social infrastructure (assets that provide social benefits, for example, hospitals and



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schools). The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the infrastructure industry. The Fund invests in equity securities of U.S. and non-U.S. issuers. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. The Fund may invest in swaps to gain or hedge exposure to equity securities or stock markets. The Fund may hold up to 20% of its net assets in cash.

The Fund follows an integrated investment approach that incorporates three key elements:

1.   Determining the investment universe.

     Only companies that meet the Adviser's proprietary infrastructure classification criteria are included in the Fund's investable universe. The Adviser evaluates potential infrastructure investments on criteria, such as commodity price risk, gearing levels (the level of debt relative to assets and/or equity), sovereign risk, regulatory risk, liquidity and reporting transparency (the transparency of financial and other disclosures publicly available), which, if failed, will result in exclusion from the investment universe.

2.   Assessing each potential investment's quality and intrinsic value.

     The Adviser analyzes each security in the investment universe. This analysis includes evaluations of a company's external environment, including industry structure, regulation and the relevant political and legal system; company specific issues, including key assets, organizational structure, strategy and corporate governance; and its historical and forecast financial performance. The analysis is used to derive forecasts and determine the intrinsic valuation of each security.

3. Allocating capital to the securities within the investment universe in an appropriate manner.

     Portfolio construction is driven by the results of valuation, the assessment of the potential investment quality of a company and formal portfolio risk controls. The portfolio construction process focuses on delivering long-term absolute investment returns.

The process is designed to result in a portfolio of 20-40 securities that meet the Adviser's infrastructure classification criteria, while giving consideration to each security's quality and its price relative to its intrinsic value as assessed by the Adviser. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.



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PRINCIPAL RISKS
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As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of swaps is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk and valuation risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the




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Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INFRASTRUCTURE INVESTMENT RISK -- Because the Fund concentrates its investments in companies in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such investments. Companies in the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in




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connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, cybersecurity breaches and other factors. Additionally, companies in the infrastructure industry may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to sell its investment at an unfavorable price or time, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK -- The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.




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PERFORMANCE INFORMATION
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The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER
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MFG Asset Management

PORTFOLIO MANAGER
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Gerald Stack, Head of Investments, Head of Infrastructure, Transport &
Industrials and Portfolio Manager, has managed the Fund since its inception in 2017.

PURCHASE AND SALE OF FUND SHARES
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You may generally purchase or redeem shares on any day that the New York Stock
Exchange ("NYSE") is open for business.

To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of the Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through Individual Retirement Accounts ("IRAs")) and $50 for Class Y Shares.

The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.




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TAX INFORMATION
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The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.




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                                                                 MFG-SM-002-0100